12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	Years Ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Current	91,762	38,860	42,821
Deferred	12,042	(39,738)	(34,287)
Total	103,804	(878)	8,534

Schedule of deferred tax assets and liabilities
	December 31,
	2018	2017
	RMB	RMB
Deferred income tax assets:
Provision for credit losses	98,290	8,494
Accrued liabilities	28,062	114,239
Tax loss carried forward	95,479	86,854
	221,831	209,587
Valuation allowance	(2,476)	—
Deferred tax assets, net	219,355	209,587

Schedule of effective income tax rate reconciliation
	December 31,
	2018	2017	2016
Statutory EIT rate	25.0%	25.0%	25.0%
Non-deductible expenses	1.2%	(37.7%)	(11.7%)
Non-taxable income	(0.8%)	35.7%	(138.0%)
Tax-exempt entities *	1.6%	(79.3%)	(48.2%)
Additional deduction for research and development expenses **	(0.2%)	43.8%	—%
Different tax rates in other jurisdictions	—%	20.1%	(3.8%)
Change in allowance	0.6%	—%	—%
Effective tax rate	27.4%	7.6%	(176.7%)